Assets held for sale and discontinued operations - Schedule of disposal of UK Gas Transmission business (Details) - GBP (£) £ in Millions	Jan. 31, 2023	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Disclosure of analysis of single amount of discontinued operations [line items]
Intangible assets		£ 3,604	£ 3,272
Property, plant and equipment		64,433	57,532
Pension assets		2,645	3,885
Cash and cash equivalents		163	204	£ 157	£ 73
Financing derivatives		429	587
Total assets		92,697	94,860
Borrowings		(42,985)	(45,465)	£ (31,220)	£ (30,794)
Deferred tax liabilities		(7,181)	(6,765)
Total liabilities		(63,135)	(71,004)
Net assets		£ 29,562	£ 23,856
UK Gas Transmission
Disclosure of analysis of single amount of discontinued operations [line items]
Cash proceeds	£ 4,032
Associate at fair value	1,443
Total consideration transferred	5,475
Transaction costs on disposal	(60)
Gain on disposal	4,803
UK Gas Transmission | Disposal groups classified as held for sale
Disclosure of analysis of single amount of discontinued operations [line items]
Intangible assets	180
Property, plant and equipment	4,981
Trade and other receivables	458
Pension assets	341
Cash and cash equivalents	5
Financing derivatives	96
Other assets	338
Total assets	6,399
Borrowings	(4,276)
Deferred tax liabilities	(800)
Other liabilities	(711)
Total liabilities	(5,787)
Net assets	£ 612